Investments (Details) - Schedule of Interest in Joint Venture (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cresca's [Member]
Schedule of Interest in Joint Venture [Line Items]
Company’s interest	50.00%	50.00%